UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):   [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Management IV, L.P.
Address:  Two Manhattanville Road
          Purchase, New York  10577

Form 13F File No.:  28-10465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     AIF IV Management, Inc.
Title:    General Partner of Reporting Manager
Name:     Patricia Navis
Title:    Vice Pres., AIF IV Management, Inc.
Phone:    212-515-3485

Signature, Place, and Date of Signing:

    By:  AIF IV Management, Inc.            New York, NY  Feb. 14, 2008
    By:  Patricia Navis, Vice President     New York, NY  Feb. 14, 2008

Report Type (Check only one):

[ X]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           3

Form 13F Information Table Entry Total:      38

Form 13F Information Table Value Total (x$1000):  $2,296,087

List of Other Included Managers:

 No.  13F File               Name
      Number

 01   28-10406               Apollo Investment Fund IV, L.P.
 02   28-_____  (pending)    Apollo Strategic Value Master Fund, L.P.
 03   28-_____  (pending)    Apollo Value Investment Master Fund, L.P.


* Fair market value is based on the closing prices of the securities, as of December 31, 2007 reported for composite transactions in New York Stock Exchange-listed securities and transactions in the Nasdaq
    Stock Market.

** The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Refer-ence is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.


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
                                                                FORM 13F INFORMATION TABLE
                                               CUSIP     Value   Shares/  Sh/ Put/ Invstmt Other   Voting    Authority
    Name of Issuer            Title of Class   Number   (x$1000) Prn Amt  Prn Call Dscretn Manager Sole      Shrd None

AK Stl Hldg Corp              Com              001547108   22310    482490 Sh       Defined **        482490  0    0
AK Stl Hldg Corp              Com              001547108   43282    936034 Sh       Defined 2         936034  0    0
AK Stl Hldg Corp              Com              001547108   34650    749354 Sh       Defined 3         749354  0    0
Agfeed Industries Inc         Com              00846L101    3235    382789 Sh       Defined **        382789  0    0
Apollo Invt Corp              Com              03761U106   14030    822849 Sh       Defined **        822849  0    0
Atlas Air Worldwide Hldgs In  Com New          049164205   10359    191062 Sh       Defined **        191062  0    0
Atlas Air Worldwide Hldgs In  Com New          049164205   20154    371706 Sh       Defined 2         371706  0    0
Atlas Air Worldwide Hldgs In  Com New          049164205   16130    297486 Sh       Defined 3         297486  0    0
Chemtura Corp                 Com              163893100   12890   1652500 Sh       Defined 2        1652500  0    0
Chemtura Corp                 Com              163893100   16205   2077500 Sh       Defined 3        2077500  0    0
Continental Airls Inc         Cl B             210795308    5168    232261 Sh       Defined **        232261  0    0
Continental Airls Inc         Cl B             210795308    9181    412629 Sh       Defined 2         412629  0    0
Continental Airls Inc         Cl B             210795308    8128    365310 Sh       Defined 3         365310  0    0
Core Mark Holding Co Inc      Com              218681104   13503    470168 Sh       Defined **        470168  0    0
Geomet Inc Del                Com              37250U201     315     60642 Sh       Defined **         60642  0    0
Geomet Inc Del                Com              37250U201    1145    220116 Sh       Defined 2         220116  0    0
Geomet Inc Del                Com              37250U201    1109    213242 Sh       Defined 3         213242  0    0
Goodman Global Inc            Com              38239A100  694236  28289964 Sh       Defined **      28289964  0    0
Hughes Communications Inc     Com              444398101   71766   1314163 Sh       Defined **       1314163  0    0
Hughes Communications Inc     Com              444398101  605868  11094447 Sh       Defined 1       11094447  0    0
iPCS Inc                      Com New          44980Y305   48815   1356351 Sh       Defined 1        1356351  0    0
Mirant Corp New               Com              60467R100   15727    403466 Sh       Defined **        403466  0    0
Mirant Corp New               Com              60467R100   30408    780090 Sh       Defined 2         780090  0    0
Mirant Corp New               Com              60467R100   24385    625579 Sh       Defined 3         625579  0    0
National Finl Partners Corp   Com              63607P208   45611   1000016 Sh       Defined 1        1000016  0    0
Northwest Airls Corp          Com              667280408    9528    656653 Sh       Defined **        656653  0    0
Northwest Airls Corp          Com              667280408   17573   1211129 Sh       Defined 2        1211129  0    0
Northwest Airls Corp          Com              667280408   14526   1001098 Sh       Defined 3        1001098  0    0
Pinnacle Airl Corp            Com              723443107    5328    349369 Sh       Defined **        349369  0    0
Pinnacle Airl Corp            Com              723443107    9979    654368 Sh       Defined 2         654368  0    0
Pinnacle Airl Corp            Com              723443107    8173    535958 Sh       Defined 3         535958  0    0
Quality Distr Inc Fla         Com              74756M102   46163  10397009 Sh       Defined **      10397009  0    0
Reliance Steel & Aluminum Co  Com              759509102   22059    407000 Sh       Defined **        407000  0    0
Sirius Satellite Radio Inc    Com              82966U103  278329  91857857 Sh       Defined 1       91857857  0    0
United Rentals Inc            Com              911363109   33865   1844500 Sh       Defined 1        1844500  0    0
Williams Cos Inc Del          Com              969457100   18256    510224 Sh       Defined **        510224  0    0
Williams Cos Inc Del          Com              969457100   35418    989888 Sh       Defined 2         989888  0    0
Williams Cos Inc Del          Com              969457100   28280    790388 Sh       Defined 3         790388  0    0


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